Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 6. Inventory

The components of inventory at September 30, 2022  and December 31, 2021, consisted of the following:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Work in progress	$416,509	$196,553
Inventory, net	$416,509	$196,553

Note 6. Inventory The components of inventory at December 31, 2021 and 2020, consisted of the following:

	December 31,	December 31,
	2021	2020
Work in progress	$196,553	$—
Inventory, net	$196,553	$—